Goodwill - Schedule of reconciliation of changes in goodwill (Details) - CAD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2020	Jul. 31, 2021	Jul. 31, 2020
Disclosure of reconciliation of changes in goodwill [line items]
Balance		$ 0	$ 111,877
Acquisition		88,189
Impairment	$ (111,877)	0	(111,877)
Balance		88,189	0
Newstrike Brand Ltd
Disclosure of reconciliation of changes in goodwill [line items]
Balance		0	111,877
Acquisition		0
Impairment			(111,877)
Balance		0	0
Zenabis Global Ltd
Disclosure of reconciliation of changes in goodwill [line items]
Balance		0	0
Acquisition		88,189
Impairment			0
Balance		$ 88,189	$ 0